UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 1999
                                              ----------------------------------

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                 Mills Value Adviser, Inc.
           ----------------------------------------------------
Address:              707 East Main Street
           ----------------------------------------------------
                      Richmond, Virginia  23219
           ----------------------------------------------------

           ----------------------------------------------------

Form 13F File Number:     28-       7718
                             -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                 Todd J. Peters
           ----------------------------------------------------
Title:                Chief Operating Officer
           ----------------------------------------------------
Phone:                (804) 344-3810
           ----------------------------------------------------

Signature, Place, and Date of Signing:


/s/ Todd J. Peters                Richmond, Virginia              5-6-99
--------------------------------------------------------------------------------
[Signature]                        [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           0
                                             -----------------------------------

Form 13F Information Table Entry Total:                      41
                                             -----------------------------------

Form 13F Information Table Value Total:                 $121,800.65
                                             -----------------------------------
                                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

--------------------------------------------------------------------------------------------------------
                      Item 1                     Item 2     Item 3        Item 4             Item 5
                      ------                     ------     ------        ------             ------
                                                 Title                     Fair            Amount and
                  Name of Issuer                  of        CUSIP         Market            Type of
                                                 Class      Number         Value            Security
--------------------------------------------------------------------------------------------------------
Adolph Coors Brewing                             cs; cl B  217016104     207,900.000       3,850.000 SH
--------------------------------------------------------------------------------------------------------
Aladdin Knowledge Systems                        cs        M0392N101  24,630,970.280   2,107,012.000 SH
--------------------------------------------------------------------------------------------------------
Approved Mortgage Corp.                          cs        038327102     593,730.000     197,910.000 SH
--------------------------------------------------------------------------------------------------------
Bear Stearns Companies, Inc.                     cs        073902108     738,010.660      16,514.000 SH
--------------------------------------------------------------------------------------------------------
Capital One Financial Corp.                      cs        14040H105     494,525.000       3,275.000 SH
--------------------------------------------------------------------------------------------------------
CitiGroup Corp.                                  cs        172967101     779,214.000      12,200.000 SH
--------------------------------------------------------------------------------------------------------
Commonwealth Biotechnologies, Inc.               cs        202739108   2,159,016.000     269,877.000 SH
--------------------------------------------------------------------------------------------------------
Dynex Capital, Inc.                              cs        26817Q100     567,334.000     171,400.000 SH
--------------------------------------------------------------------------------------------------------
EntreMed, Inc.                                   cs        29382F103  11,767,704.960     557,183.000 SH
--------------------------------------------------------------------------------------------------------
Exxon, Corp.                                     cs        302290101     230,590.080       3,268.000 SH
--------------------------------------------------------------------------------------------------------
First Union Corp.                                cs        337358105     446,437.760       8,354.000 SH
--------------------------------------------------------------------------------------------------------
Future Shop Corp                                 cs        360913107     121,034.000      14,600.000 SH
--------------------------------------------------------------------------------------------------------
GTE Corp.                                        cs        362320103     211,750.000       3,500.000 SH
--------------------------------------------------------------------------------------------------------
General Electric Co.                             cs        369604103   1,067,483.000       9,650.000 SH
--------------------------------------------------------------------------------------------------------
Hersha Hospitality Trust, Inc.                   cs; REIT  427825104   1,725,000.000     300,000.000 SH
--------------------------------------------------------------------------------------------------------
Honda Motor Co. Ltd.                             cs; ADR   438128308     890,000.000      10,000.000 SH
--------------------------------------------------------------------------------------------------------
Humphrey Hospitality Trust                       cs; REIT  445467103   3,118,799.888     378,036.350 SH
--------------------------------------------------------------------------------------------------------
Independent Property Operators of America, LLC   LLC Units    N/A     11,849,881.500         426.600 SH
--------------------------------------------------------------------------------------------------------
Koger Equity, Inc.                               cs        500228101     427,392.000      31,800.000 SH
--------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc.                        cs        549463107     257,522.500       2,390.000 SH
--------------------------------------------------------------------------------------------------------
Matsushita Electric                              cs; ADR   576879209     386,740.000       2,000.000 SH
--------------------------------------------------------------------------------------------------------
Motorola, Inc.                                   cs        620076109     556,700.000       7,600.000 SH
--------------------------------------------------------------------------------------------------------
Pimpco Advisors Holding LP                       cs        69338P102     339,174.720      10,788.000 SH
--------------------------------------------------------------------------------------------------------
Sony Corp. - ADR New                             cs; ADR   835699307     913,100.000      10,000.000 SH
--------------------------------------------------------------------------------------------------------
Telecominicaoes Brasileiras SA Telebras HLD      cs; ADR   879287308  40,310,000.000     500,000.000 SH
--------------------------------------------------------------------------------------------------------
Virginia Gas Company                             cs        927814103   2,000,145.000     800,058.000 SH
--------------------------------------------------------------------------------------------------------
Vodafone Group PLC                               cs; ADR    9285T107     281,625.000       1,500.000 SH
--------------------------------------------------------------------------------------------------------
Wells Fargo Co.                                  cs        949746101     295,205.200       8,420.000 SH
--------------------------------------------------------------------------------------------------------
World Acceptance Corp.                           cs        981419104  11,704,452.000   2,179,600.000 SH
--------------------------------------------------------------------------------------------------------
Franklin Virginia Tax Free Income Fund           mf; cl A  354723769     221,778.983      18,715.526 SH
--------------------------------------------------------------------------------------------------------
MFS Virginia Municipal Bond Fund                 mf; cl A  552987505     145,666.443      12,557.452 SH
--------------------------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund                mf; cl B  68380K201      49,073.035      10,880.939 SH
--------------------------------------------------------------------------------------------------------
AutoInfo, Inc. Sub. Prom. Note 10%12/31/07       cb           N/A                  -   4,560,000.000 PRN
--------------------------------------------------------------------------------------------------------
AutoInfo, Inc. Jr. Sub. Prom. Note 10%12/31/07   cb           N/A                  -   1,710,000.000 PRN
--------------------------------------------------------------------------------------------------------
VA Small Bus Fing Auth Rev-Commwlth Biotech      cb        928104HN1     100,856.900     100,000.000 SH
--------------------------------------------------------------------------------------------------------
Suffolk VA Redev & Hsg Auth Mfhr Rfdg            mb        864817BC4     108,037.330     105,000.000 SH
--------------------------------------------------------------------------------------------------------
VA Beach VA Dev Auth Rev Rfdg                    mb        927743JA3      56,237.720      55,000.000 SH
--------------------------------------------------------------------------------------------------------
Strips-TINT due 11/15/11                         gb        912833JX9      98,048.520     204,000.000 SH
--------------------------------------------------------------------------------------------------------
CTS Government Cash Series                       mmf       147551204      70,959.070      70,959.070 SH
--------------------------------------------------------------------------------------------------------
CTS Prime Cash Series                            mmf       147551105   1,615,133.690   1,615,133.690 SH
--------------------------------------------------------------------------------------------------------
Federated Short-term U.S. Govt Secs Fund         mmf       31428M100     263,423.230     263,423.230 SH
--------------------------------------------------------------------------------------------------------

                                                                     121,800,652.469  16,346,881.857


--------------------------------------------------------------------------------
                      Item 1                       Item 6     Item 7     Item 8
                      ------                       ------     ------    --------

                  Name of Issuer                 Investment   Other      Voting
                                                 Discretion  Managers  Authority
--------------------------------------------------------------------------------
Adolph Coors Brewing                                sole       n/a       none
--------------------------------------------------------------------------------
Aladdin Knowledge Systems                           sole       n/a       none
--------------------------------------------------------------------------------
Approved Mortgage Corp.                             sole       n/a       none
--------------------------------------------------------------------------------
Bear Stearns Companies, Inc.                        sole       n/a       none
--------------------------------------------------------------------------------
Capital One Financial Corp.                         sole       n/a       none
--------------------------------------------------------------------------------
CitiGroup Corp.                                     sole       n/a       none
--------------------------------------------------------------------------------
Commonwealth Biotechnologies, Inc.                  sole       n/a       none
--------------------------------------------------------------------------------
Dynex Capital, Inc.                                 sole       n/a       none
--------------------------------------------------------------------------------
EntreMed, Inc.                                      sole       n/a       none
--------------------------------------------------------------------------------
Exxon, Corp.                                        sole       n/a       none
--------------------------------------------------------------------------------
First Union Corp.                                   sole       n/a       none
--------------------------------------------------------------------------------
Future Shop Corp                                    sole       n/a       none
--------------------------------------------------------------------------------
GTE Corp.                                           sole       n/a       none
--------------------------------------------------------------------------------
General Electric Co.                                sole       n/a       none
--------------------------------------------------------------------------------
Hersha Hospitality Trust, Inc.                      sole       n/a       none
--------------------------------------------------------------------------------
Honda Motor Co. Ltd.                                sole       n/a       none
--------------------------------------------------------------------------------
Humphrey Hospitality Trust                          sole       n/a       none
--------------------------------------------------------------------------------
Independent Property Operators of America, LLC      sole       n/a       none
--------------------------------------------------------------------------------
Koger Equity, Inc.                                  sole       n/a       none
--------------------------------------------------------------------------------
Lucent Technologies, Inc.                           sole       n/a       none
--------------------------------------------------------------------------------
Matsushita Electric                                 sole       n/a       none
--------------------------------------------------------------------------------
Motorola, Inc.                                      sole       n/a       none
--------------------------------------------------------------------------------
Pimpco Advisors Holding LP                          sole       n/a       none
--------------------------------------------------------------------------------
Sony Corp. - ADR New                                sole       n/a       none
--------------------------------------------------------------------------------
Telecominicaoes Brasileiras SA Telebras HLD         sole       n/a       none
--------------------------------------------------------------------------------
Virginia Gas Company                                sole       n/a       none
--------------------------------------------------------------------------------
Vodafone Group PLC                                  sole       n/a       none
--------------------------------------------------------------------------------
Wells Fargo Co.                                     sole       n/a       none
--------------------------------------------------------------------------------
World Acceptance Corp.                              sole       n/a       none
--------------------------------------------------------------------------------
Franklin Virginia Tax Free Income Fund              sole       n/a       none
--------------------------------------------------------------------------------
MFS Virginia Municipal Bond Fund                    sole       n/a       none
--------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund                   sole       n/a       none
--------------------------------------------------------------------------------
AutoInfo, Inc. Sub. Prom. Note 10%12/31/07          sole       n/a       none
--------------------------------------------------------------------------------
AutoInfo, Inc. Jr. Sub. Prom. Note 10%12/31/07      sole       n/a       none
--------------------------------------------------------------------------------
VA Small Bus Fing Auth Rev-Commwlth Biotech         sole       n/a       none
--------------------------------------------------------------------------------
Suffolk VA Redev & Hsg Auth Mfhr Rfdg               sole       n/a       none
--------------------------------------------------------------------------------
VA Beach VA Dev Auth Rev Rfdg                       sole       n/a       none
--------------------------------------------------------------------------------
Strips-TINT due 11/15/11                            sole       n/a       none
--------------------------------------------------------------------------------
CTS Government Cash Series                          sole       n/a       none
--------------------------------------------------------------------------------
CTS Prime Cash Series                               sole       n/a       none
--------------------------------------------------------------------------------
Federated Short-term U.S. Govt Secs Fund            sole       n/a       none
--------------------------------------------------------------------------------


cs = common stock
REIT = real estate investment trust
ADR = American Depository Receipt
mf = mutual fund
cb = corporate bond
mb = municipal bond
gb = government bond
mmf = money market fund